Subsequent Events (Details) - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2026	Apr. 01, 2026	Mar. 31, 2026
Subsequent Event [Line Items]
Purchase commitment			$ 1,056.5
Subsequent Event
Subsequent Event [Line Items]
Purchase commitment	$ 305.0
Raspberry Pi Holdings plc’s | Subsequent Event
Subsequent Event [Line Items]
Purchased an additional ordinary shares amount	$ 67.9
Omnibus Incentive Plan | Subsequent Event
Subsequent Event [Line Items]
Common stock, capital shares reserved for future issuance, increase (in shares)		13,821,271